THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 15, 2003.

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  12/31/00

Check here if Amendment [X]; Amendment Number: 2
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments, L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Laurence H. Lebowitz
Title:    Managing Director
Phone:    (214) 758-6124

Signature, Place, and Date of Signing:

/X/ Laurence H. Lebowitz          Dallas, Texas       February 21, 2003
    Managing Director

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:  $407,211 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                                 TITLE OF                         VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                    CLASS               CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AT & T CDA INC                  DEPS RCPT CL B     00207Q202      27436     940000  SHR         SOLE            940000    0     0
CHRIS CRAFT INDS INC            COM                170520100       9436     141900  SHR         SOLE            141900    0     0
CITIZENS COMMUNICATIONS CO      COM                17453B101      14730    1122300  SHR         SOLE           1122300    0     0
FAIRFIELD CMNTYS INC            COM                304231301       8002     569000  SHR         SOLE            569000    0     0
R & B FALCON CORP               COM                74912E101      95601    4167900  SHR         SOLE           4167900    0     0
QUANTUM CORP                    COM                747906303        240      30000  SHR         SOLE             30000    0     0
HONEYWELL INTL INC              COM                438516106      63399    1340000  SHR         SOLE           1340000    0     0
JOHNS MANVILLE CORP NEW         COM                478129109        229      17700  SHR         SOLE             17700    0     0
NIAGARA MOHAWK HLDGS INC        COM                653520106      12057     722500  SHR         SOLE            722500    0     0
SDL INC                         COM                784076101       2225      15000  SHR         SOLE             15000    0     0
TEXACO INC                      COM                881694103      24850     400000  SHR         SOLE            400000    0     0
UNION CARBIDE CORP              COM                905581104      18834     350000  SHR         SOLE            350000    0     0
VOICESTREAM WIRELESS CORP       COM                928615103      90893     903000  SHR         SOLE            903000    0     0
ALBERTO CULVER CO               CL B CONV          013068101        856      20000  SHR         SOLE             20000    0     0
ALBERTO CULVER CO               CL A               013068200       1458      40000  SHR         SOLE             40000    0     0
ALPINE GROUP INC                COM                020825105        248     113500  SHR         SOLE            113500    0     0
COMCAST CORP                    CL A SPL           200300200       4272     102400  SHR         SOLE            102400    0     0
CONOCO INC                      CL B               208251405       2575      89000  SHR         SOLE             89000    0     0
INTERMEDIA COMMUNICATIONS INC   COM                458801107       2881     400000  SHR         SOLE            400000    0     0
METHODE ELECTRS INC             CL A               591520200       1364      60100  SHR         SOLE             60100    0     0
MIPS TECHNOLOGIES INC           CL A               604567107       3436     127957  SHR         SOLE            127957    0     0
RAYTHEON CO                     CL A               755111309       5800     200000  SHR         SOLE            200000    0     0
TELEPHONE & DATA SYS INC        COM                879433100       5769      64100  SHR         SOLE             64100    0     0
UNITEDGLOBALCOM                 CL A               913247508       1635     120260  SHR         SOLE            120260    0     0
UNITED STATES CELLULAR CORP     COM                911684108       4344      72100  SHR         SOLE             72100    0     0
WADDELL & REED FINL INC         CL B               930059209       2745      73200  SHR         SOLE             73200    0     0
SUNBEAM CORP                    SR SD CV ZERO 18   867071AD4        547      43750  PRN         SOLE             43750    0     0
SUNBEAM CORP                    SRSDCV ZRO144A18   867071AA0       1350     107968  PRN         SOLE            107968    0     0

